                                 COLUMBIA EMERGING MARKETS FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Emerging Markets Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.6%

Issuer	Shares	Value ($)
Brazil 9.6%
B3 SA - Brasil Bolsa Balcao	1,329,060	3,612,889
Banco BTG Pactual SA	1,586,170	11,472,385
Banco do Brasil SA	544,656	6,003,106
Itaú Unibanco Holding SA, ADR	2,253,068	14,419,635
Localiza Rent a Car SA	971,541	11,815,492
Localiza Rent a Car SA(a)	8,414	102,328
MercadoLibre, Inc.(a)	10,421	16,886,814
NU Holdings Ltd., Class A(a)	427,484	3,479,720
Petroleo Brasileiro SA, ADR	875,352	13,366,625
PRIO SA(a)	1,137,549	10,661,236
Sendas Distribuidora S/A	2,110,327	5,530,870
TOTVS SA	899,805	6,056,529
WEG SA	1,355,077	9,415,514

Total		112,823,143

Canada 0.8%
Parex Resources, Inc.	446,163	9,150,460

China 23.9%
Baidu, Inc. Class A(a)	1,599,500	23,735,167
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	1,247,447	3,768,243
BYD Co., Ltd., Class H	446,500	12,000,406
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Land Ltd.	1,802,000	6,597,466
Eastroc Beverage Group Co., Ltd., Class A	549,478	15,174,012
Full Truck Alliance Co., Ltd., ADR(a)	774,758	5,802,937
Kingdee International Software Group Co., Ltd.(a)	2,310,000	3,206,756
Kuaishou Technology(a)	1,400,000	10,322,691
Kweichow Moutai Co., Ltd., Class A	34,873	8,760,062
Medlive Technology Co., Ltd.(d)	2,685,573	3,356,900
Meituan, Class B(a)	1,102,340	12,761,243
Midea Group Co., Ltd., Class A	794,600	5,763,399
NetEase, Inc.	744,605	16,797,077
New Horizon Health Ltd.(a)	1,356,000	4,200,743
PDD Holdings, Inc., ADR(a)	201,918	29,770,790
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	185,647	7,561,931
Shenzhou International Group Holdings Ltd.	595,200	5,959,095

Common Stocks (continued)

Issuer	Shares	Value ($)
Songcheng Performance Development Co., Ltd., Class A	2,602,472	3,834,883
Sungrow Power Supply Co., Ltd., Class A	594,824	6,932,176
Tencent Holdings Ltd.	1,573,200	65,538,195
Trip.com Group Ltd., ADR(a)	316,887	11,148,085
Wuliangye Yibin Co., Ltd., Class A	294,302	6,137,646
WuXi Biologics Cayman, Inc.(a)	1,261,000	7,001,178
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	1,538,451	6,240,980

Total		282,372,062

Greece 4.4%
Eurobank Ergasias Services and Holdings SA(a)	3,565,829	6,573,159
JUMBO SA	358,838	9,389,908
Mytilineos SA	113,020	4,519,838
National Bank of Greece SA(a)	2,097,859	14,378,619
OPAP SA	512,629	8,197,635
Piraeus Financial Holdings SA(a)	2,516,859	8,981,981

Total		52,041,140

Hong Kong 3.1%
AIA Group Ltd.	1,600,200	13,757,131
Samsonite International SA(a)	1,767,900	5,156,194
Sands China Ltd.(a)	4,750,400	11,650,336
Techtronic Industries Co., Ltd.	619,764	6,296,747

Total		36,860,408

India 16.4%
APL Apollo Tubes Ltd.	491,298	9,957,027
Astral Ltd.	331,748	7,765,586
AU Small Finance Bank Ltd.	760,950	6,779,818
Bajaj Finance Ltd.	104,891	8,966,712
Balkrishna Industries Ltd.	121,237	3,750,420
Cholamandalam Investment and Finance Co., Ltd.	805,636	10,814,071
CreditAccess Grameen Ltd.(a)	145,986	2,971,493
Eicher Motors Ltd.	90,028	4,212,285
HDFC Bank Ltd., ADR	308,917	18,547,377
ICICI Bank Ltd., ADR	1,417,521	31,426,441
IndusInd Bank Ltd.	1,329,759	23,414,166
Larsen & Toubro Ltd.	538,371	20,097,719

2	Columbia Emerging Markets Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Emerging Markets Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Max Healthcare Institute Ltd.	1,635,425	12,460,367
Persistent Systems Ltd.	59,778	4,593,718
Polycab India Ltd.	137,480	8,694,336
Reliance Industries Ltd.	284,443	8,118,587
Varun Beverages Ltd.	329,752	4,377,809
WNS Holdings Ltd., ADR(a)	121,559	7,230,329

Total		194,178,261

Indonesia 6.3%
Bank Negara Indonesia Persero Tbk PT	19,687,400	6,698,399
PT Astra International Tbk	15,350,300	5,348,628
PT Bank Central Asia Tbk	45,417,400	26,286,858
PT Bank Rakyat Indonesia Persero Tbk	89,005,829	30,290,855
PT Sumber Alfaria Trijaya Tbk	28,837,300	5,336,109

Total		73,960,849

Kazakhstan 0.5%
Kaspi.KZ JSC, GDR, Registered Shares(d)	62,413	6,366,126

Mexico 4.7%
Arca Continental SAB de CV	733,074	7,474,877
Banco del Bajio SA	988,177	3,165,626
Corporación Inmobiliaria Vesta SAB de CV	861,780	3,248,452
Grupo Aeroportuario del Centro Norte SAB de CV	596,758	5,337,958
Grupo Aeroportuario del Pacifico SAB de CV	311,735	4,759,888
Grupo Financiero Banorte SAB de CV, Class O	2,276,879	21,187,160
Wal-Mart de Mexico SAB de CV, Class V	2,723,127	10,720,985

Total		55,894,946

Philippines 1.2%
BDO Unibank, Inc.	5,706,240	13,737,377

Poland 1.3%
Dino Polska SA(a)	137,135	15,273,464

Russian Federation 0.4%
Detsky Mir PJSC(a),(b),(c),(e)	5,893,953	0
Fix Price Group PLC, GDR(a),(b),(c),(d),(e)	2,678,663	4,821,593

Total		4,821,593

Saudi Arabia 0.4%
Nahdi Medical Co.	138,495	5,011,035

Common Stocks (continued)

Issuer	Shares	Value ($)
South Africa 2.9%
Absa Group Ltd.	884,607	8,158,606
Capitec Bank Holdings Ltd.	94,802	9,876,698
Clicks Group Ltd.	458,070	7,171,661
Shoprite Holdings Ltd.	689,351	9,403,441

Total		34,610,406

South Korea 9.8%
Coupang, Inc.(a)	552,760	8,446,173
Samsung Biologics Co., Ltd.(a)	13,037	7,292,919
Samsung Electro-Mechanics Co., Ltd.	85,101	9,589,800
Samsung Electronics Co., Ltd.	1,126,029	63,494,228
SK Hynix, Inc.	260,576	27,037,750

Total		115,860,870

Taiwan 11.2%
ASPEED Technology, Inc.	114,000	10,716,434
Chailease Holding Co., Ltd.	657,594	3,907,266
Chroma ATE, Inc.	492,000	3,373,100
Delta Electronics, Inc.	418,000	4,227,782
eMemory Technology, Inc.	73,000	5,853,649
MediaTek, Inc.	362,000	10,932,223
Parade Technologies Ltd.	70,000	2,405,571
Taiwan Semiconductor Manufacturing Co., Ltd.	4,783,048	87,492,083
Unimicron Technology Corp.	489,000	2,770,583

Total		131,678,691

Thailand 0.6%
PTT Exploration & Production PCL	1,602,000	6,876,903

United States 1.1%
Freeport-McMoRan, Inc.	64,075	2,391,279
Globant SA(a)	37,977	8,385,322
Livent Corp.(a)	137,150	1,887,184

Total		12,663,785

Total Common Stocks (Cost $855,707,947)		1,164,181,519

Columbia Emerging Markets Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Emerging Markets Fund, November 30, 2023 (Unaudited)

Preferred Stocks 1.4%

Issuer	Shares	Value ($)
South Korea 1.4%
Samsung Electronics Co., Ltd.	361,629	16,223,196

Total Preferred Stocks (Cost $7,719,611)		16,223,196

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(f),(g)	1,710,994	1,710,651

Total Money Market Funds (Cost $1,710,644)		1,710,651

Total Investments in Securities (Cost $865,138,202)		1,182,115,366

Other Assets & Liabilities, Net		(1,754,445)

Net Assets		$1,180,360,921

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $4,821,594, which represents 0.41% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $14,544,619, which represents 1.23% of total net assets.

(e)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $4,821,593, which represents 0.41% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	2,678,663	26,134,618	4,821,593

			34,811,957	4,821,593

(f)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(g)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	20,362,415	84,765,523	(103,416,311)	(976)	1,710,651	751	128,286	1,710,994

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

4	Columbia Emerging Markets Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Emerging Markets Fund, November 30, 2023 (Unaudited)

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Emerging Markets Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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